Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 142,069	$ 96,444
Accumulated amortization	(60,202)	(38,293)
Net carrying value	81,867	58,151
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	19,242	15,058
Accumulated amortization	(12,278)	(8,224)
Net carrying value	6,964	6,834
Patents, trademarks and tradename
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	13,393	17,461
Accumulated amortization	(655)	(927)
Net carrying value	12,738	16,534
Customer relationships and contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	101,064	60,057
Accumulated amortization	(43,098)	(26,059)
Net carrying value	57,966	33,998
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	7,592	3,106
Accumulated amortization	(3,393)	(2,476)
Net carrying value	4,199	630
Customer backlog
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	778	762
Accumulated amortization	(778)	(607)
Net carrying value	$ 0	$ 155